Subsequent Event - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	Apr. 10, 2014
Subsequent Event
Subsequent Event [Line Items]
Number of shares pledged as collateral	15
Loan receivable	$ 18.8
Loan receivable, maturity date	May 10, 2014
Loan receivable stated interest rate	5.00%